EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE
Income attributable to shareholders of the group	$ (5,028,955)	$ (3,378,763)	$ 10,290,495
Weighted average of ordinary shares (thousands)	454,274	456,722	456,722
Income per share - basic	$ (11.07)	$ (7.40)	$ 22.53
Income per share - diluted	$ (11.07)	$ (7.40)	$ 22.53